Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Undiscounted Cash Flows for Operating Leases

Undiscounted cash flows for operating leases recorded in the consolidated balance sheets were as follows as of September 30, 2025:

2026	$439,416
2027	439,416
2028	439,416
2029	439,416
Total lease payments	1,757,664
Less: imputed interest	(118,012)
Present value of lease liabilities	$1,639,652

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to finance lease liabilities was as follows:

	As of September 30,
	2025	2024
Right-of-use assets	$1,639,652	$104,223

Operating lease liabilities - current	386,590	84,492
Operating lease liabilities - non-current	$1,253,062	$—
Total operating lease liabilities	$1,639,652	$84,492